Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 305,476	$ 289,772	$ 261,679
Cost of sales	274,878	260,399	219,311
Gross profit	30,598	29,373	42,368
Operating expenses:
Selling, general and administrative expenses	29,465	30,795	38,982
Total operating expenses	29,465	30,795	38,982
Operating income (loss)	1,133	(1,422)	3,386
Other expense (income):
Interest income	(37)	(34)	(543)
Interest expense	14,016	12,513	10,362
Change in fair value of derivatives and contingent consideration	(25)	(4,733)
Foreign exchange (gain) loss	(207)	10,369	1,440
Other non-operating expenses		1,691
Total other expense	13,747	19,806	11,259
Loss before taxes	(12,614)	(21,228)	(7,873)
Income tax expense	(106)	(2,058)	(89)
Net loss	(12,508)	(19,170)	(7,784)
Net income (loss) attributable to noncontrolling interest	168	(42)	198
Net loss attributable to the Company	$ (12,676)	$ (19,128)	$ (7,982)
Loss per ordinary shares outstanding - basic	$ (0.47)	$ (0.72)	$ (0.38)
Loss per ordinary shares outstanding - diluted	$ (0.47)	$ (0.72)	$ (0.38)
Weighted average number of shares outstanding - basic	26,879,159	26,604,710	20,555,595
Weighted average number of shares outstanding - diluted	26,879,159	26,604,710	20,555,595
Other comprehensive loss net of tax:
Foreign currency translation adjustments	$ (1,747)	$ (7,242)	$ (2,995)
Total other comprehensive loss	(1,747)	(7,242)	(2,995)
Comprehensive loss	(14,255)	(26,412)	(10,779)
less: Comprehensive income (loss) attributable to non-controlling interest	442	(615)	(173)
Comprehensive loss attributable to the Company	$ (14,697)	$ (25,797)	$ (10,606)